Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt1 [Abstract]
Disclosure of debt instruments

	2018	2017
	$	$
Convertible senior subordinated notes:
Principal amount	—	258,750
Fair value adjustment	—	18,900
	—	277,650
Revolving credit facility:
Principal amount	400,000	350,000
Less: unamortized transaction costs	(4,178)	(5,851)
	395,822	344,149
Equipment loans/finance lease obligations:
Fekola equipment loan facility (net of unamortized transaction costs)	57,242	50,569
Otjikoto equipment loan facility (net of unamortized transaction costs)	10,816	20,750
Masbate equipment loan facility (net of unamortized transaction costs)	13,071	7,719
Finance lease obligations	2,186	—
Nicaraguan equipment loans	398	1,344
	83,713	80,382
	479,535	702,181
Less: current portion	(25,008)	(302,630)
	454,527	399,551

Disclosure Of Long-Term Debt Maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2018:

	2019	2020	2021	2022	2023	Total
	$	$	$	$	$	$

Revolving credit facility:
Principal	—	—	400,000	—	—	400,000
Interest & commitment fees (estimated)	21,731	21,731	11,287	—	—	54,749

Fekola equipment loan facility:
Principal	15,869	15,869	15,869	9,397	1,630	58,634
Interest (estimated)	2,764	1,946	1,119	377	72	6,278

Otjikoto equipment loan facility:
Principal	4,869	3,453	1,958	642	—	10,922
Interest (estimated)	428	234	84	12	—	758

Masbate equipment loan facility:
Principal	3,347	3,347	3,347	2,908	577	13,526
Interest (estimated)	787	570	363	142	9	1,871

Finance lease obligations
Principal	525	525	525	525	86	2,186
Interest (estimated)	62	45	28	12	—	147

Nicaraguan equipment loans:
Principal	398	—	—	—	—	398
Interest (estimated)	9	—	—	—	—	9
	50,789	47,720	434,580	14,015	2,374	549,478